OTHER OPERATING EXPENSE, NET	12 Months Ended
Dec. 31, 2021
OTHER OPERATING EXPENSE, NET
OTHER OPERATING EXPENSE, NET

8.    OTHER OPERATING INCOME / (EXPENSES), NET

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Government grants(i)	6,933	8,776	6,706
Ineffective portion of change in fair value of cash flow hedges	(222)	3,052	694
Net realized and unrealized loss on derivative financial instruments not qualified as hedging	(4,384)	(1,252)	(14,873)
Impairment losses on long-lived assets (ii)	(356)	(14,629)	(10,035)
(Loss)/gain on disposal of property, plant, equipment and other non-current assets, net	(1,829)	398	(3,062)
Fines, penalties and compensations	(173)	(43)	(220)
Donations	(210)	(301)	(165)
Others	(115)	(1,781)	(761)
	(356)	(5,780)	(21,716)

Notes:

(i)	Government grants for the years ended December 31, 2019, 2020 and 2021 primarily represent financial appropriation income and non-income tax refunds received from respective government agencies without conditions or other contingencies attached to the receipts of the grants.
(ii)	Impairment losses recognized on long-lived assets of the exploration and production (“E&P”) segments were RMB 3, RMB 8,495 and RMB 2,467 for the years ended December 31, 2019, 2020 and 2021, respectively. The impairment comprised RMB 3, RMB 8,435 and RMB 2,467 on property, plant and equipment for the years ended December 31, 2019, 2020 and 2021, respectively, and RMB 60 on construction in progress for the year ended December 31, 2020. E&P segment determines recoverable amounts of property, plant and equipment relating to oil and gas producing activities, which include significant judgements and assumptions. The recoverable amounts were determined based on the present values of the expected future cash flows of the assets using a pre-tax discount rate of 10.47%, 10.47% and 10.47% for the years ended December 31, 2019, 2020 and 2021, respectively. Further future downward revisions to the Group’s oil or nature gas price outlook would lead to further impairments which, in aggregate, are likely to be material. It is estimated that a general decrease of 5% in gas price, with all other variables held constant, would result in additional impairment loss on the Group’s properties, plant and equipment relating to oil and gas producing activities by approximately RMB 184, RMB 4,548 and RMB 3,628 for the years ended December 31, 2019, 2020 and 2021, respectively. It is estimated that a general increase of 5% in operating cost, with all other variables held constant, would result in additional impairment loss on the Group’s property plant and equipment relating to oil and gas producing activities by approximately RMB 180, RMB 2,836 and RMB 2,400 for the year ended December 31, 2019, 2020 and 2021. It is estimated that a general increase of 5% in discount rate, with all other variables held constant, would result in additional impairment loss on the Group’s property, plant and equipment relating to oil and gas producing activities by approximately RMB 7, RMB 287 and RMB 180 for the year ended December 31, 2019, 2020 and 2021.

8.    OTHER OPERATING INCOME / (EXPENSES), NET (Continued)

Impairment losses recognized for the chemicals segment were RMB 17, RMB 3,675 and RMB 5,332 for the years ended December 31, 2019, 2020 and 2021, respectively, and comprised of impairment losses of RMB 4, RMB 2,680 and RMB 5,184 on property, plant and equipment for the years ended December 31, 2019, 2020 and 2021, respectively, RMB 29, RMB 744 and RMB 62 on construction in progress for the years ended December 31, 2019, 2020 and 2021, RMB 16 on intangible assets for the years ended December 31, 2021, RMB 251, RMB 70 for investment on associates and joint ventures for the year ended December 31, 2020 and 2021, respectively, written back RMB 16 on entrusted loans for the year ended December 31, 2019. Impairment losses recognized for the refining segment were RMB 256, RMB 1,923 and RMB 860 for the years ended December 31, 2019, 2020 and 2021, respectively, and comprised of impairment losses of RMB 151, RMB 226 and RMB 860 on property, plant and equipment for the years ended December 31, 2019, 2020 and 2021, respectively, and RMB 105 on construction in progress for the year ended December 31, 2019, RMB 1,697 for investment in joint venture for the year ended December 31, 2020. These impairment losses relate to certain refining and chemicals production facilities that are held for use for the years ended December 31, 2019, 2020 and 2021. The primary factors resulting in the impairment losses were due to the suspension of operations of certain production facilities, and evidence that indicate the economic performance of certain production facilities was lower than the expectation. The carrying amounts of these facilities were written down to their recoverable amounts, which were determined based on the present values of expected future cash flows of the assets using a pre-tax discount rates ranging from 9.87% to 11.60% and 10.50% to 13.9% for the years ended December 31, 2020 and 2021.

Impairment losses recognized on long-lived assets of the marketing and distribution segment were RMB 80, RMB 536 and RMB 1,211 for the years ended December 31, 2019, 2020 and 2021 respectively. The impairment comprised of impairment losses of RMB 52, RMB 442 and RMB 873 on property, plant and equipment for the years ended December 31, 2019, 2020 and 2021, respectively, impairment losses of RMB 47 and RMB 246 on intangible assets for the year ended December 31, 2020 and 2021, respectively, impairment losses of RMB 2 on right of use assets for the year ended December 31, 2021, impairment losses of RMB 7, RMB 8 on investments in associates and joint ventures for the years ended December 31, 2020 and 2021, respectively, impairment losses of RMB 1, RMB 40 and RMB 82 on construction in progress for the years ended December 31, 2019, 2020 and 2021, respectively, primarily relate to certain service stations and certain construction in progress that were closed or abandoned during respective years, and impairment losses of RMB 27 on prepayments for the year ended December 31, 2019. In measuring the amounts of impairment charges, the carrying amounts of these assets were compared to the present value of the expected future cash flows of the assets, as well as information about sales and purchases of similar properties in the same geographic area.

Impairment loss recognized on long-lived assets of the corporate and others segment was RMB 165 for the year ended December 31, 2021. The impairment comprised of impairment loss of RMB 3 on property, plant and equipment and RMB 162 on investments in associates and joint ventures for the years ended December 31, 2021.